Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000244704 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000244704 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000244704 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000244704 | 03990B101 | Ares Management Corp., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000244704 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000244704 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000244704 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000244704 | 872540109 | TJX Cos., Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000244704 | 743315103 | Progressive Corp. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244704 | 88162G103 | Tetra Tech, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244704 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000244704 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000244704 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000244704 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000244704 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000244704 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000244704 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244704 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000244704 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000244704 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000244704 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244699 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000244699 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000244699 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000244699 | 47233W109 | Jefferies Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000244699 | 369550108 | General Dynamics Corp.
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000244699 | 780259305 | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000244699 | 064058100 | Bank of New York Mellon Corp. (The)
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000244699 | 626755102 | Murphy USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000244699 | 053015103 | Automatic Data Processing, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000244699 | 626717102 | Murphy Oil Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000244699 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000244699 | Financials
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000244699 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000244699 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000244699 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000244699 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000244699 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000244699 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000244699 | United States
Holdings [Line Items]
Percent of Net Asset Value	90.30%
C000244699 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000211582 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000211582 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000211582 | 03990B101 | Ares Management Corp., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000211582 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000211582 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000211582 | 81762P102 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000211582 | 573874104 | Marvell Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000211582 | 46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000211582 | 759351604 | Reinsurance Group of America, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000211582 | 697435105 | Palo Alto Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000211582 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000211582 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000211582 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000211582 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000211582 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000211582 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000211582 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000211582 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000211582 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000211582 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000211582 | United States
Holdings [Line Items]
Percent of Net Asset Value	86.70%
C000211582 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000211582 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000211582 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000211582 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000211582 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000211582 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000211581 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000211581 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000211581 | 03990B101 | Ares Management Corp., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000211581 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000211581 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000211581 | 81762P102 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000211581 | 573874104 | Marvell Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000211581 | 46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000211581 | 759351604 | Reinsurance Group of America, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000211581 | 697435105 | Palo Alto Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000211581 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000211581 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000211581 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000211581 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000211581 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000211581 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000211581 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000211581 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000211581 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000211581 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000211581 | United States
Holdings [Line Items]
Percent of Net Asset Value	86.70%
C000211581 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000211581 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000211581 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000211581 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000211581 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000211581 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000169263 | Revenue
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000169263 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000169263 | Certificate Participation
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000169263 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000169263 | Local Authority
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000169263 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000018312 | Revenue
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000018312 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000018312 | Certificate Participation
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000018312 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000018312 | Local Authority
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000018312 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000211584 | 874039100 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000211584 | BMMV2K8 | Tencent Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000211584 | 01609W102 | Alibaba Group Holding, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000211584 | 456788108 | Infosys, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000211584 | 6771720 | Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000211584 | 6450267 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000211584 | B154564 | Bank of China, Ltd., H Shares
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211584 | BFZ2PK0 | China Tower Corp., Ltd., H Shares
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211584 | B0LMTQ3 | China Construction Bank Corp., H Shares
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000211584 | BD5CPN9 | Gree Electric Appliances, Inc. of Zhuhai, Class A
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000211584 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000211584 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000211584 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000211584 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000211584 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000211584 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000211584 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000211584 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000211584 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000211584 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000211584 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000211584 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000211584 | China
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000211584 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000211584 | India
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000211584 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000211584 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000211584 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000211584 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000211584 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000211584 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000211584 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000211583 | 874039100 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000211583 | BMMV2K8 | Tencent Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000211583 | 01609W102 | Alibaba Group Holding, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000211583 | 456788108 | Infosys, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000211583 | 6771720 | Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000211583 | 6450267 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000211583 | B154564 | Bank of China, Ltd., H Shares
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211583 | BFZ2PK0 | China Tower Corp., Ltd., H Shares
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211583 | B0LMTQ3 | China Construction Bank Corp., H Shares
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000211583 | BD5CPN9 | Gree Electric Appliances, Inc. of Zhuhai, Class A
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000211583 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000211583 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000211583 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000211583 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000211583 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000211583 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000211583 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000211583 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000211583 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000211583 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000211583 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000211583 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000211583 | China
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000211583 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000211583 | India
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000211583 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000211583 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000211583 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000211583 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000211583 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000211583 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000211583 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000052675 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000052675 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000052675 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000052675 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000052675 | 81762P102 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000052675 | 573874104 | Marvell Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000052675 | 46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000052675 | 759351604 | Reinsurance Group of America, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000052675 | B15C4L6 | Constellation Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000052675 | 6639550 | Nintendo Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000052675 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000052675 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000052675 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000052675 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000052675 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000052675 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000052675 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000052675 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000052675 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000052675 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000052675 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000052675 | United States
Holdings [Line Items]
Percent of Net Asset Value	58.90%
C000052675 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000052675 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000052675 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000052675 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000052675 | France
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000052675 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000052675 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000052675 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000052675 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000018316 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018316 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000018316 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000018316 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000018316 | 81762P102 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018316 | 573874104 | Marvell Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018316 | 46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000018316 | 759351604 | Reinsurance Group of America, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018316 | B15C4L6 | Constellation Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018316 | 6639550 | Nintendo Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018316 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018316 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000018316 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000018316 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000018316 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000018316 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000018316 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000018316 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000018316 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000018316 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000018316 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000018316 | United States
Holdings [Line Items]
Percent of Net Asset Value	58.90%
C000018316 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000018316 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000018316 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000018316 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000018316 | France
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000018316 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000018316 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018316 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018316 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000246765 | 7103065 | Novartis A.G.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000246765 | BP6MXD8 | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000246765 | 0287580 | British American Tobacco PLC
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000246765 | 6435145 | Honda Motor Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000246765 | BN7SWP6 | GSK PLC
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000246765 | 7110388 | Roche Holding A.G.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000246765 | 5750355 | Deutsche Bank A.G.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000246765 | 6248990 | KDDI Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000246765 | 6172323 | Canon, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000246765 | 7380482 | Cie de Saint-Gobain S.A.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000246765 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000246765 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000246765 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000246765 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000246765 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000246765 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000246765 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000246765 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000246765 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000246765 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000246765 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000246765 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246765 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000246765 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000246765 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000246765 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000246765 | France
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000246765 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000246765 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000246765 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246765 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000246765 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000246766 | 7103065 | Novartis A.G.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000246766 | BP6MXD8 | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000246766 | 0287580 | British American Tobacco PLC
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000246766 | 6435145 | Honda Motor Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000246766 | BN7SWP6 | GSK PLC
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000246766 | 7110388 | Roche Holding A.G.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000246766 | 5750355 | Deutsche Bank A.G.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000246766 | 6248990 | KDDI Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000246766 | 6172323 | Canon, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000246766 | 7380482 | Cie de Saint-Gobain S.A.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000246766 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000246766 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000246766 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000246766 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000246766 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000246766 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000246766 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000246766 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000246766 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000246766 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000246766 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000246766 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246766 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000246766 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000246766 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000246766 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000246766 | France
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000246766 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000246766 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000246766 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246766 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000246766 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000211586 | B4Y7R14 | Currys PLC
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211586 | B06JSP1 | Sydbank A/S
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000211586 | BMWC784 | Betsson A.B.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000211586 | 6775432 | SANKYO Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000211586 | BF4HYT8 | Bank of Georgia Group PLC
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000211586 | B1VT035 | Yangzijiang Shipbuilding Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000211586 | BYXPJQ8 | Ambea A.B.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000211586 | 0491563 | Kier Group PLC
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000211586 | 6496023 | Kobe Steel, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000211586 | 3127489 | Marks & Spencer Group PLC
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000211586 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000211586 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000211586 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000211586 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000211586 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000211586 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000211586 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000211586 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000211586 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000211586 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000211586 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000211586 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000211586 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000211586 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000211586 | France
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000211586 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000211586 | Japan
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000211586 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000211586 | Australia
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000211586 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000211586 | Israel
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000211586 | Norway
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000211585 | B4Y7R14 | Currys PLC
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211585 | B06JSP1 | Sydbank A/S
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000211585 | BMWC784 | Betsson A.B.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000211585 | 6775432 | SANKYO Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000211585 | BF4HYT8 | Bank of Georgia Group PLC
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000211585 | B1VT035 | Yangzijiang Shipbuilding Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000211585 | BYXPJQ8 | Ambea A.B.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000211585 | 0491563 | Kier Group PLC
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000211585 | 6496023 | Kobe Steel, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000211585 | 3127489 | Marks & Spencer Group PLC
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000211585 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000211585 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000211585 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000211585 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000211585 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000211585 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000211585 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000211585 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000211585 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000211585 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000211585 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000211585 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000211585 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000211585 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000211585 | France
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000211585 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000211585 | Japan
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000211585 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000211585 | Australia
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000211585 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000211585 | Israel
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000211585 | Norway
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000176021 | Revenue
Holdings [Line Items]
Percent of Net Asset Value	63.10%
C000176021 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000176021 | Certificate Participation
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000176021 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000176021 | Local Authority
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000176021 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000176021 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000176020 | Revenue
Holdings [Line Items]
Percent of Net Asset Value	63.10%
C000176020 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000176020 | Certificate Participation
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000176020 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000176020 | Local Authority
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000176020 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000176020 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000052673 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000052673 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000052673 | Mortgage-Backed Securities Passthrough
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000052673 | Finance
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000052673 | Utility
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000052673 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000052673 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000052673 | Residential Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018311 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000018311 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000018311 | Mortgage-Backed Securities Passthrough
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000018311 | Finance
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000018311 | Utility
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000018311 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000018311 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018311 | Residential Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000052678 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	78.50%
C000052678 | Finance
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000052678 | Utility
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000018320 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	78.50%
C000018320 | Finance
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000018320 | Utility
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000243104 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000243104 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000243104 | 03990B101 | Ares Management Corp., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000243104 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000243104 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000243104 | 872540109 | TJX Cos., Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000243104 | 81762P102 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000243104 | 573874104 | Marvell Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000243104 | 759351604 | Reinsurance Group of America, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000243104 | 74762E102 | Quanta Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000243104 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000243104 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000243104 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000243104 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000243104 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000243104 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000243104 | United States
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000206636 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000206636 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000206636 | Finance
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000206636 | Utility
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000206636 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000206636 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000206635 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000206635 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000206635 | Finance
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000206635 | Utility
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000206635 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000206635 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000216811 | 249906108 | Descartes Systems Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000216811 | 86614U100 | Summit Materials, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000216811 | 45073V108 | ITT, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000216811 | 576485205 | Matador Resources Co.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000216811 | 09073M104 | Bio-Techne Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000216811 | 29355X107 | EnPro Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000216811 | 840441109 | SouthState Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000216811 | 379577208 | Globus Medical, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000216811 | 827048109 | Silgan Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000216811 | 75524B104 | RBC Bearings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000216811 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000216811 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000216811 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000216811 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000216811 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000216811 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000216811 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000216811 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000216811 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000216811 | United States
Holdings [Line Items]
Percent of Net Asset Value	88.00%
C000216811 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000216811 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000216811 | Jersey
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000216810 | 249906108 | Descartes Systems Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000216810 | 86614U100 | Summit Materials, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000216810 | 45073V108 | ITT, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000216810 | 576485205 | Matador Resources Co.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000216810 | 09073M104 | Bio-Techne Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000216810 | 29355X107 | EnPro Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000216810 | 840441109 | SouthState Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000216810 | 379577208 | Globus Medical, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000216810 | 827048109 | Silgan Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000216810 | 75524B104 | RBC Bearings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000216810 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000216810 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000216810 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000216810 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000216810 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000216810 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000216810 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000216810 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000216810 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000216810 | United States
Holdings [Line Items]
Percent of Net Asset Value	88.00%
C000216810 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000216810 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000216810 | Jersey
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000134696 | 249906108 | Descartes Systems Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000134696 | 859241101 | Sterling Infrastructure, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000134696 | 29358P101 | Ensign Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000134696 | 377322102 | Glaukos Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000134696 | 477839104 | John Bean Technologies Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134696 | 750491102 | RadNet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000134696 | 147448104 | Casella Waste Systems, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000134696 | 05478C105 | AZEK Co., Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000134696 | 407497106 | Hamilton Lane, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000134696 | 21044C107 | Construction Partners, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000134696 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000134696 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000134696 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000134696 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000134696 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000134696 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000134696 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000134696 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000134696 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000134696 | United States
Holdings [Line Items]
Percent of Net Asset Value	86.30%
C000134696 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000134696 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000134696 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000134696 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000134696 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000134696 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000134695 | 249906108 | Descartes Systems Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000134695 | 859241101 | Sterling Infrastructure, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000134695 | 29358P101 | Ensign Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000134695 | 377322102 | Glaukos Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000134695 | 477839104 | John Bean Technologies Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134695 | 750491102 | RadNet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000134695 | 147448104 | Casella Waste Systems, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000134695 | 05478C105 | AZEK Co., Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000134695 | 407497106 | Hamilton Lane, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000134695 | 21044C107 | Construction Partners, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000134695 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000134695 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000134695 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000134695 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000134695 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000134695 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000134695 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000134695 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000134695 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000134695 | United States
Holdings [Line Items]
Percent of Net Asset Value	86.30%
C000134695 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000134695 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000134695 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000134695 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000134695 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000134695 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211587 | 86614U100 | Summit Materials, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000211587 | 918204108 | VF Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000211587 | 749527107 | REV Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000211587 | 920253101 | Valmont Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000211587 | 589378108 | Mercury Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000211587 | 002474104 | AZZ, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000211587 | 219798105 | QuidelOrtho Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000211587 | 44930G107 | ICU Medical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000211587 | 44952J104 | Crescent Energy Co., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000211587 | 037598109 | Apogee Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000211587 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000211587 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000211587 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000211587 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000211587 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000211587 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000211587 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000211587 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000211587 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000211587 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000211587 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.70%
C000211587 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000211587 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000211587 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000211588 | 86614U100 | Summit Materials, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000211588 | 918204108 | VF Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000211588 | 749527107 | REV Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000211588 | 920253101 | Valmont Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000211588 | 589378108 | Mercury Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000211588 | 002474104 | AZZ, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000211588 | 219798105 | QuidelOrtho Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000211588 | 44930G107 | ICU Medical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000211588 | 44952J104 | Crescent Energy Co., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000211588 | 037598109 | Apogee Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000211588 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000211588 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000211588 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000211588 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000211588 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000211588 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000211588 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000211588 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000211588 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000211588 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000211588 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.70%
C000211588 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000211588 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000211588 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	0.70%